Annual Operating Expenses {- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-05 - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.30%